Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accounts payable to third party suppliers	$2,475,510	$3,286,866
Total accounts payable	$2,475,510	$3,286,866